UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—105.9%
New York—79.7%
$605,000	Albany County, NY IDA (Wildwood Programs)	4.900%		07/01/2021	$606,773
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875		07/01/2041	9,019,222
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625		07/01/2031	1,446,802
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375		07/01/2026	1,693,711
1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,422,130
550,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	551,067
900,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2037	742,986
3,125,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2027	2,853,437
1,350,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2032	1,165,279
1,760,000	Albany, NY IDA (Sage Colleges)	5.300		04/01/2029	1,657,955
985,000	Albany, NY Parking Authority	7.242	[1]	11/01/2017	894,075
4,740,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	4,795,411
290,000	Blauvelt, NY Volunteer Fire Company[2]	6.250		10/15/2017	291,119
2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,705,735
1,435,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,438,272
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375		10/01/2041	1,958,593
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000		10/01/2031	1,017,474
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)	5.250		07/01/2035	561,415
210,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2031	240,874
245,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2032	279,479
300,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2029	348,741
150,000	Buffalo, NY Municipal Water Finance Authority	5.000		07/01/2030	172,867
500,000	Build NYC Resource Corp. (New York Methodist Hospital)	5.000		07/01/2030	559,700
1,500,000	Build NYC Resource Corp. (Pratt Paper)	4.500		01/01/2025	1,610,865
3,250,000	Build NYC Resource Corp. (Pratt Paper)	5.000		01/01/2035	3,470,317
860,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	949,887
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	3,050,610
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)	5.000		05/01/2040	1,096,800
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2039	265,022
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2034	216,218
680,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.450		09/15/2019	680,911
105,000	Chautauqua, NY Utility District	5.000		06/01/2025	106,516
95,000	Chautauqua, NY Utility District	5.000		06/01/2023	96,453
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)	5.000		07/01/2033	1,517,151

1 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$700,000	Chemung County, NY IDA (Hathorn Redevel. Company)	4.850%		07/01/2023	$702,338
1,310,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,312,122
2,335,000	Dutchess County, NY IDA (Marist College)	5.000		07/01/2036	2,644,854
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750		07/01/2040	734,129
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[1]	06/01/2027	722,430
1,970,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	1,972,246
2,560,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	2,596,736
2,605,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,624,199
2,015,000	Erie County, NY IDA (Buffalo City School District)	5.750		05/01/2022	2,180,411
7,050,000	Erie County, NY IDA (Charter School Applied Tech)	6.875		06/01/2035	7,180,213
2,790,000	Erie County, NY IDA (Global Concepts Charter School)[2]	6.250		10/01/2037	2,913,848
715,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	716,158
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[1]	06/01/2055	1,585,488
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[1]	06/01/2060	3,758,080
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	24,429,518
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[1]	06/01/2047	4,834,140
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[1]	06/01/2050	3,001,572
1,410,000	Essex County, NY IDA (International Paper Company)	4.600		03/01/2027	1,425,595
1,500,000	Essex County, NY IDA (International Paper Company)	6.625		09/01/2032	1,669,980
1,100,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	1,101,474
410,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	410,779
975,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	977,408
1,235,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	1,237,346
320,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	320,790
900,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	901,710
300,000	Franklin County, NY Solid Waste Management Authority	5.000		06/01/2025	333,837
55,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2032	55,037
100,000	Glens Falls, NY GO	6.000		02/01/2040	109,923

2 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000%	07/01/2039	$1,351,062
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000	07/01/2044	1,073,940
1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000	07/01/2029	1,892,083
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000	07/01/2034	1,641,060
34,450,000	Hudson Yards, NY Infrastructure Corp.	5.750	02/15/2047	39,308,483
4,840,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2047	5,049,911
10,475,000	L.I., NY Power Authority, Series A	5.750	04/01/2039	11,742,789
12,315,000	L.I., NY Power Authority, Series A	5.000	09/01/2039	13,709,427
14,530,000	L.I., NY Power Authority, Series A	5.000	09/01/2044	16,058,120
29,735,000	L.I., NY Power Authority, Series A	5.000	09/01/2037	32,588,073
20,000,000	L.I., NY Power Authority, Series A	5.000	09/01/2042	21,713,600
3,400,000	L.I., NY Power Authority, Series A	5.000	05/01/2036	3,761,998
65,000	L.I., NY Power Authority, Series B	5.000	12/01/2035	66,631
1,900,000	L.I., NY Power Authority, Series B	5.750	04/01/2033	2,138,355
7,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	7,822,430
455,000	Lockport City, NY GO	5.000	10/15/2021	509,536
435,000	Lockport City, NY GO	5.000	10/15/2020	483,263
530,000	Lockport City, NY GO	5.000	10/15/2024	591,385
505,000	Lockport City, NY GO	5.000	10/15/2023	566,080
480,000	Lockport City, NY GO	5.000	10/15/2022	537,854
100,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000	06/01/2033	110,579
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000	06/01/2040	5,860,687
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000	06/01/2032	1,117,798
860,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000	06/01/2028	873,915
2,360,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500	12/01/2042	2,404,038
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2030	1,170,060
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2031	1,742,850
2,505,000	Monroe County, NY IDA (Summit at Brighton)	5.375	07/01/2032	2,277,421
3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500	07/01/2027	3,474,328
180,000	Monroe County, NY IDA (University of Rochester)	5.000	07/01/2028	216,653
285,000	Monroe County, NY IDA (Volunteers of America)	5.700	08/01/2018	284,974
2,765,000	Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,731,433
375,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)	5.000	07/01/2034	416,696
850,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000	01/15/2038	939,743
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000	10/01/2026	932,476
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250	10/01/2031	541,375

3 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500%		10/01/2041	$1,991,101
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625		06/01/2026	957,160
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2029	557,620
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2044	1,607,885
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.500		06/01/2034	1,093,219
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2034	1,669,317
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)	5.750		08/15/2035	17,774,814
1,500,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)	5.000		07/01/2032	1,748,520
1,000,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)	5.000		07/01/2033	1,159,270
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[1]	06/01/2061	2,333,500
580,000	Monroe, NY Newpower Corp	5.625		01/01/2026	582,123
2,305,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	2,311,224
700,000	Mount Vernon, NY IDA (Kings Court)	5.200		12/01/2033	701,428
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[1]	07/15/2021	719,258
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[1]	01/15/2022	1,071,174
4,025,000	Nassau County, NY GO	5.000		04/01/2030	4,560,607
6,475,000	Nassau County, NY GO	5.000		04/01/2031	7,305,807
7,045,000	Nassau County, NY GO	5.000		04/01/2032	7,909,985
415,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	416,863
215,000	Nassau County, NY IDA (ALIA-HH)	7.125		06/01/2017	215,245
165,000	Nassau County, NY IDA (ALIA-HHS)	7.125		06/01/2017	165,188
5,823,750	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2049	5,769,298
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000		01/01/2049	114,961
3,410,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	3,425,311
405,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	406,818
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,664,980
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)	5.250		06/01/2027	3,162,537
410,000	Nassau County, NY IDA (Life’s WORCA)[2]	5.950		11/01/2022	411,841
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)	5.000		12/01/2035	3,556,245
670,000	Nassau County, NY IDA (PLUS Group Home)[2]	6.150		11/01/2022	678,268
345,000	Nassau County, NY IDA, Series A-A	6.000		06/01/2021	349,161
4,200,000	Nassau County, NY IDA, Series A-B	6.000		06/01/2021	4,250,652
410,000	Nassau County, NY IDA, Series A-C	6.000		06/01/2021	414,945
450,000	Nassau County, NY IDA, Series A-D	6.000		06/01/2021	455,427

4 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$300,000	Nassau County, NY Local Economic Assistance Corp. (CHSLI / SCSMC / CHS / SANC / SAR / SJRNC / SJR / VMNRC / CHFTEH / VMHCS / CHHSB Obligated Group)	5.000%		07/01/2033	$330,684
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[1]	06/01/2060	146,800
122,875,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	104,243,464
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[1]	06/01/2060	4,759,020
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[1]	06/01/2046	681,000
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[1]	06/01/2046	3,322,316
9,280,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	8,262,262
3,670,000	New Rochelle, NY IDA (Soundview Apartments)	5.375		04/01/2036	3,682,808
1,200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	1,201,956
125,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	125,210
850,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	900,278
500,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	535,555
2,055,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	2,363,805
19,230,000	NY Counties Tobacco Trust I	6.625		06/01/2042	19,230,192
3,175,000	NY Counties Tobacco Trust I	6.250		06/01/2028	3,175,095
6,245,000	NY Counties Tobacco Trust I	6.500		06/01/2035	6,245,125
29,705,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	29,746,884
53,880,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	54,264,164
245,000	NY Counties Tobacco Trust III (TASC)	6.000		06/01/2043	245,010
7,000,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	6,384,350
608,700,000	NY Counties Tobacco Trust IV	6.816	[1]	06/01/2060	2,233,929
304,690,000	NY Counties Tobacco Trust IV	6.395	[1]	06/01/2055	3,805,578
131,335,000	NY Counties Tobacco Trust IV	5.920	[1]	06/01/2050	2,920,890
38,275,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	33,857,300
52,535,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	47,025,129
3,179,100,000	NY Counties Tobacco Trust V	7.850	[1]	06/01/2060	12,621,027
643,195,000	NY Counties Tobacco Trust V	6.850	[1]	06/01/2055	6,927,210
596,125,000	NY Counties Tobacco Trust V	6.211	[1]	06/01/2050	15,016,389
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[4]	5.625		01/15/2046	70,113,811
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	16,598,850
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[3]	6.125		02/15/2019	22
5,900,000	NY MTA, Series A	5.000		11/15/2029	6,789,838
795,000	NY MTA, Series A	5.000		11/15/2025	920,292
500,000	NY MTA, Series A	5.000		11/15/2026	587,370
500,000	NY MTA, Series A	5.000		11/15/2027	581,660
6,800,000	NY MTA, Series A	5.250		11/15/2038	7,869,096
1,980,000	NY MTA, Series A	5.000		11/15/2025	2,084,108
4,035,000	NY MTA, Series B	5.000		11/15/2029	4,351,183
5,135,000	NY MTA, Series B	5.250		11/15/2039	5,885,223

5 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,985,000	NY MTA, Series B	5.000%	11/15/2024	$6,503,959
1,545,000	NY MTA, Series B	5.000	11/15/2021	1,681,022
4,000,000	NY MTA, Series C	5.000	11/15/2038	4,446,400
27,675,000	NY MTA, Series D	5.000	11/15/2030	31,920,068
1,100,000	NY MTA, Series D	5.250	11/15/2032	1,278,112
1,100,000	NY MTA, Series D	5.250	11/15/2033	1,274,669
1,100,000	NY MTA, Series D	5.250	11/15/2030	1,291,983
1,100,000	NY MTA, Series D	5.250	11/15/2031	1,286,758
10,000,000	NY MTA, Series D	5.000	11/15/2027	11,329,600
8,385,000	NY MTA, Series D	5.000	11/15/2023	9,112,063
2,150,000	NY MTA, Series D	5.000	11/15/2032	2,455,020
3,390,000	NY MTA, Series D	5.000	11/15/2026	3,981,928
1,375,000	NY MTA, Series D	5.250	11/15/2026	1,654,675
2,525,000	NY MTA, Series D	5.000	11/15/2024	2,743,943
1,225,000	NY MTA, Series D	5.250	11/15/2034	1,399,624
690,000	NY MTA, Series D	5.250	11/15/2028	819,030
1,100,000	NY MTA, Series D	5.250	11/15/2029	1,298,979
585,000	NY MTA, Series D	5.250	11/15/2027	697,753
3,500,000	NY MTA, Series D-1	5.000	11/01/2028	4,079,285
8,000,000	NY MTA, Series D-1	5.000	11/01/2027	9,358,080
5,580,000	NY MTA, Series F	5.000	11/15/2025	6,578,374
61,110,000	NY MTA, Series F	5.000	11/15/2030	70,483,663
16,845,000	NY MTA, Series F	5.000	11/15/2027	19,713,872
10,000	NY MTA, Series F	5.000	11/15/2035	10,061
6,700,000	NY MTA, Series F	5.000	11/15/2030	6,741,071
2,100,000	NY MTA, Series H	5.000	11/15/2033	2,392,110
5,000,000	NY MTA, Series H	5.000	11/15/2030	5,766,950
3,000,000	NY MTA, Series H	5.000	11/15/2025	3,569,610
2,340,000	NY Tobacco Settlement Financing Corp. (TASC)	5.000	06/01/2022	2,506,304
2,100,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2030	2,481,360
400,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2028	477,188
3,200,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	3,734,048
283,515,000	NY TSASC, Inc. (TFABs)	5.125	06/01/2042	251,375,740
250,510,000	NY TSASC, Inc. (TFABs)	5.000	06/01/2034	233,633,141
350,000	NYC GO	5.000	10/01/2030	405,573
5,135,000	NYC GO	5.000	10/01/2032	5,852,360
3,000,000	NYC GO	5.000	08/01/2029	3,472,800
2,500,000	NYC GO	5.000	10/01/2029	2,903,750
1,915,000	NYC GO	5.000	10/01/2034	2,173,410
3,300,000	NYC GO	5.000	10/01/2033	3,752,001
3,800,000	NYC GO	5.000	08/01/2035	4,349,404
10,495,000	NYC GO	5.000	06/01/2034	12,121,095
45,000	NYC GO	6.250	12/15/2031	52,280
1,955,000	NYC GO	6.250	12/15/2031	2,287,291
5,000,000	NYC GO	5.000	08/01/2029	5,786,200
5,760,000	NYC GO	5.000	08/01/2031	6,640,301
8,750,000	NYC GO	5.000	03/01/2033	9,999,938
10,000	NYC GO	5.500	11/15/2037	10,042
5,000	NYC GO	7.750	08/15/2028	5,134
10,000,000	NYC GO	5.000	06/01/2035	11,540,400

6 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$20,000,000	NYC GO4	5.250%		03/01/2021	$22,703,400
10,000,000	NYC GO4	5.000		10/01/2034	11,478,600
230,000	NYC GO	5.250		06/01/2027	230,952
5,000	NYC GO	5.320	[5]	01/15/2028	5,020
1,340,000	NYC GO	5.000		05/15/2036	1,495,963
380,000	NYC GO	5.375		06/01/2032	381,569
1,475,000	NYC GO Tender Option Bond Series 2015-XF2142 Trust[6]	18.483	[7]	5/15/2031	2,165,477
875,000	NYC GO Tender Option Bond Series 2015-XF2142-2 Trust[6]	18.498	[7]	5/15/2033	1,287,580
5,395,000	NYC GO Tender Option Bond Series 2015-XF2142-3 Trust[6]	18.493	[7]	5/15/2036	7,906,103
5,100,000	NYC HDC (Multifamily Hsg.)	5.150		11/01/2037	5,184,762
7,205,000	NYC HDC (Multifamily Hsg.)	5.250		11/01/2045	7,322,442
5,140,000	NYC HDC (Multifamily Hsg.)	5.350		11/01/2037	5,270,659
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700		11/01/2046	11,597,414
25,000	NYC HDC (Multifamily Hsg.)	5.550		11/01/2039	26,596
890,000	NYC HDC (Multifamily Hsg.)	4.950		11/01/2039	924,585
3,735,000	NYC HDC (Multifamily Hsg.)	5.450		11/01/2040	3,832,073
1,675,000	NYC HDC (Multifamily Hsg.)	5.200		11/01/2035	1,712,101
780,000	NYC HDC (Multifamily Hsg.)	5.000		11/01/2030	799,991
2,670,000	NYC HDC (Multifamily Hsg.)	5.450		11/01/2046	2,713,201
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550		11/01/2039	3,021,306
1,215,000	NYC HDC (Multifamily Hsg.)	5.350		05/01/2041	1,250,405
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500		11/01/2034	3,384,198
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125		11/01/2032	3,056,940
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,520,995
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000		11/01/2037	3,502,555
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200		11/01/2040	8,163,520
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050		11/01/2039	4,688,463
45,000	NYC HDC (Multifamily Hsg.), Series A	5.500		11/01/2034	45,109
28,735,000	NYC HDC (Multifamily Hsg.), Series B4	5.350		05/01/2049	29,222,278
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050		11/01/2036	11,326,987
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125		05/01/2040	8,371,354
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875		11/01/2039	13,296,898
2,750,000	NYC HDC, Series C4	5.000		11/01/2026	2,753,878
940,000	NYC IDA (Allied Metal)	7.125		12/01/2027	932,715
1,905,000	NYC IDA (Amboy Properties)	6.750		06/01/2020	1,878,635
18,200,000	NYC IDA (American Airlines)	7.625		08/01/2025	19,279,078
39,860,000	NYC IDA (American Airlines)	8.000		08/01/2028	42,314,579
100,000	NYC IDA (American Airlines)	7.500		08/01/2016	103,252
59,350,000	NYC IDA (American Airlines)	7.750		08/01/2031	62,751,349
365,000	NYC IDA (Atlantic Veal & Lamb)	8.375		12/01/2016	365,157
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	80,931,630
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	21,176,300
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	125,215,662
2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375		11/01/2036	2,992,011
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	3,183,148

7 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$13,000,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375%		08/01/2027	$12,170,860
18,000,000	NYC IDA (Chapin School)	5.000		11/01/2038	18,203,580
280,000	NYC IDA (Community Resource Center for the Developmentally Disabled)	5.250		07/01/2022	268,649
3,145,000	NYC IDA (Comprehensive Care Management)	6.125		11/01/2035	3,148,837
1,490,000	NYC IDA (Comprehensive Care Management)	6.000		05/01/2026	1,561,267
1,285,000	NYC IDA (Comprehensive Care Management)	6.375		11/01/2028	1,287,056
3,245,000	NYC IDA (Comprehensive Care Management)	6.375		11/01/2028	3,250,387
470,000	NYC IDA (Comprehensive Care Management)	7.875		12/01/2016	471,687
555,000	NYC IDA (Cool Wind Ventilation)	5.450		11/01/2017	553,468
5,685,000	NYC IDA (Cool Wind Ventilation)	6.075		11/01/2027	5,490,402
620,000	NYC IDA (Cool Wind Ventilation)	5.450		11/01/2017	618,289
280,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)	4.750		07/01/2020	273,938
2,670,000	NYC IDA (Gourmet Boutique)	5.750		05/01/2021	1,972,142
7,290,000	NYC IDA (Guttmacher Institute)	5.750		12/01/2036	7,352,402
600,000	NYC IDA (Independent Living Assoc.)	6.200		07/01/2020	606,234
3,745,000	NYC IDA (Manhattan Community Access Corp.)	6.000		12/01/2036	3,810,762
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	9,448,599
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	1,951,509
13,890,000	NYC IDA (MediSys Health Network)	6.250		03/15/2024	13,323,427
6,800,000	NYC IDA (Reece School)	7.500		12/01/2037	7,031,200
905,000	NYC IDA (Roundabout Theatre)[2]	5.000		10/01/2023	897,063
2,370,000	NYC IDA (Sahadi Fine Foods)	6.750		11/01/2019	2,370,877
185,000	NYC IDA (Samaritan Aids Services)	5.000		11/01/2024	185,411
455,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650		07/01/2023	455,592
1,275,000	NYC IDA (Streamline Plastics)	8.125		12/01/2025	1,275,332
80,000	NYC IDA (Streamline Plastics)	7.750		12/01/2015	80,039
6,808,500	NYC IDA (Studio School)[3]	7.000		11/01/2038	4,663,346
1,500,000	NYC IDA (Terminal One Group Assoc.)	5.500	[8]	01/01/2021	1,519,065
380,000	NYC IDA (The Bank Street College)	5.250		12/01/2021	380,851
1,000,000	NYC IDA (The Bank Street College)	5.250		12/01/2030	1,001,260
8,600,000	NYC IDA (The Child School)	7.550		06/01/2033	8,615,480
3,375,000	NYC IDA (Therapy & Learning Center)	8.250		09/01/2031	3,382,526
32,040,000	NYC IDA (UNICEF)	5.300		11/01/2038	32,299,524
5,000,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000		07/01/2034	5,584,150
3,400,000	NYC IDA (Urban Resource Institute)[2]	7.375		11/01/2033	3,407,548
855,000	NYC IDA (World Casing Corp.)	6.700		11/01/2019	849,229
335,000	NYC IDA (YAI/SFTU Obligated Group)	5.000		07/01/2026	333,844
16,500,000	NYC IDA (Yankee Stadium)	7.000		03/01/2049	19,407,135
100,000	NYC IDA (Yankee Stadium)	5.000		03/01/2031	102,798
70,000	NYC IDA (Yankee Stadium)	5.000		03/01/2036	72,164
18,110,000	NYC IDA (Yankee Stadium)	5.000		03/01/2046	18,530,333
6,800,000	NYC IDA (Yankee Stadium)[9]	1.010		03/01/2022	6,417,704
24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725		11/01/2037	24,518,282
335,000	NYC Municipal Water Finance Authority	5.000		06/15/2037	367,227

8 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$7,405,000	NYC Municipal Water Finance Authority	5.250%	06/15/2044	$8,353,210
8,950,000	NYC Municipal Water Finance Authority	5.000	06/15/2031	10,216,157
5,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2036	5,705,600
21,570,000	NYC Municipal Water Finance Authority[4]	5.375	06/15/2043	25,081,552
31,750,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2043	37,199,520
6,115,000	NYC Municipal Water Finance Authority	5.000	06/15/2036	6,977,949
900,000	NYC Municipal Water Finance Authority	5.625	06/15/2027	1,014,318
7,525,000	NYC Municipal Water Finance Authority	5.250	06/15/2040	8,456,294
1,000,000	NYC Municipal Water Finance Authority	5.625	06/15/2027	1,131,920
6,265,000	NYC Municipal Water Finance Authority	5.750	06/15/2040	7,004,646
700,000	NYC Transitional Finance Authority	5.125	01/15/2034	774,431
5,065,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	5,803,528
10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	11,294,900
25,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.000	07/15/2037	28,026,000
5,405,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	6,229,317
8,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	9,249,280
6,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	6,893,280
5,410,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	6,096,583
1,700,000	NYC Transitional Finance Authority (Building Aid)	5.500	01/15/2039	1,926,134
15,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.250	07/15/2037	17,391,450
10,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	11,779,425
6,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	7,470,320
3,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	3,516,450
8,190,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2035	9,282,546
2,400,000	NYC Transitional Finance Authority (Future Tax)	5.250	02/01/2030	2,793,840
15,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2034	17,102,550
20,335,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2030	23,523,295
7,575,000	NYC Transitional Finance Authority (Future Tax)	5.500	11/01/2035	8,931,758
1,845,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2035	1,855,240
3,600,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2030	3,619,980
42,415,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2044	42,650,403
5,225,000	NYS DA (ALIA-PSCH)	6.175	12/01/2031	5,261,262
11,920,000	NYS DA (ALIA-PSCH)	5.350	12/01/2035	12,017,982
5,645,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	5,681,862
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	469,822
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	471,994
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	938,961
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	944,954
975,000	NYS DA (Cabrini of Westchester)	5.200	02/15/2041	1,048,466
260,000	NYS DA (Catholic Health System)	5.000	07/01/2032	283,179
500,000	NYS DA (Catholic Health System)	5.000	07/01/2032	544,575
300,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	325,524
285,000	NYS DA (Fordham University)	5.000	07/01/2038	310,465
200,000	NYS DA (Fordham University)	5.000	07/01/2030	227,774
5,600,000	NYS DA (Interagency Council)	7.000	07/01/2035	7,039,760
3,000,000	NYS DA (Iona College)	5.000	07/01/2032	3,231,000
3,490,000	NYS DA (Manhattan College)	5.300	07/01/2037	3,713,814
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000	07/01/2035	18,887,138

9 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$150,000	NYS DA (Mental Health Services Facilities)	5.000%		02/15/2037	$154,242
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000		07/01/2029	913,509
1,000,000	NYS DA (New School University)	5.750		07/01/2050	1,138,980
2,100,000	NYS DA (New School)	5.000		07/01/2040	2,358,258
20,000,000	NYS DA (New York University)	5.250		07/01/2048	22,386,200
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.250		05/01/2034	12,743,380
1,000,000	NYS DA (NYU Hospitals Center)	5.000		07/01/2036	1,110,200
2,000,000	NYS DA (NYU Hospitals Center)	5.625		07/01/2037	2,174,020
5,890,000	NYS DA (NYU)	5.000		07/01/2045	6,716,249
1,000,000	NYS DA (Pratt Institute)	5.000		07/01/2034	1,129,080
3,100,000	NYS DA (Providence Rest)	5.250		07/01/2025	3,103,131
6,035,000	NYS DA (Providence Rest)	5.000		07/01/2035	6,033,793
2,700,000	NYS DA (Providence Rest)	5.125		07/01/2030	2,699,946
1,750,000	NYS DA (School District Bond Financing Program), Series C	7.250		10/01/2028	2,078,475
2,645,000	NYS DA (School District Bond Financing Program), Series C	7.375		10/01/2033	3,151,227
1,525,000	NYS DA (School District Bond Financing Program), Series C	7.500		04/01/2039	1,822,512
5,770,000	NYS DA (Smithtown Special Library District)	6.000		07/01/2028	6,524,601
2,480,000	NYS DA (Special Surgery Hospital)	6.000		08/15/2038	2,884,091
400,000	NYS DA (St. John’s University)	5.000		07/01/2034	453,792
10,750,000	NYS DA (St. John’s University)	5.000		07/01/2030	12,188,458
270,000	NYS DA (St. John’s University)	5.000		07/01/2028	309,077
3,500,000	NYS DA (St. Joseph’s College)	5.250		07/01/2035	3,727,955
45,900,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	49,605,507
10,705,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2027	12,544,547
10,000,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2031	11,703,600
15,915,000	NYS DA (State Personal Income Tax Authority)[4]	5.000		03/15/2034	18,288,553
5,620,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2034	6,345,879
2,295,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2027	2,765,337
3,000,000	NYS DA (State University of New York)	5.000		07/01/2040	3,390,780
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250		02/15/2035	5,919,209
4,395,000	NYS DA (The New School)	5.000		07/01/2031	4,826,853
4,375,000	NYS DA (Touro College and Unversity System)	5.500		01/01/2039	4,724,475
20,000	NYS DA (UCPHCAS / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)	5.000		07/01/2034	20,069
1,000,000	NYS DA (University of Rochester)	5.750	[5]	07/01/2039	1,137,620
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	12,430,731
5,415,000	NYS DA (Yeshiva University)	5.000		09/01/2038	5,416,679
1,150,000	NYS DA (Yeshiva University)	5.000		09/01/2038	1,297,396
615,000	NYS DA (Yeshiva University)	5.000		09/01/2034	693,825
2,885,000	NYS DA (Yeshiva University)	5.000		09/01/2034	2,897,434
1,145,000	NYS DA (Yeshiva University)	5.000		11/01/2031	1,335,746
1,960,000	NYS DA (Yeshiva University)	5.000		11/01/2031	1,982,638
6,150,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000		10/15/2035	6,451,289
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000		06/15/2037	1,540,554

10 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$215,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000%		06/15/2034	$218,754
25,000	NYS ERDA (Brooklyn Union Gas Company)	4.700		02/01/2024	25,323
30,000	NYS ERDA (Brooklyn Union Gas Company)	5.500		01/01/2021	30,130
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS[6]	12.290	[7]	04/01/2020	7,014,980
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS[6]	13.446	[7]	07/01/2026	16,469,846
2,365,000	NYS HFA (Affordable Hsg.)	5.250		11/01/2038	2,415,209
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,449,425
2,000,000	NYS HFA (Affordable Hsg.)	5.000		11/01/2042	2,083,820
600,000	NYS HFA (Affordable Hsg.)	5.200		11/01/2030	625,266
1,080,000	NYS HFA (Affordable Hsg.)	6.450		11/01/2029	1,171,930
150,000	NYS HFA (Affordable Hsg.)	6.750		11/01/2038	169,719
750,000	NYS HFA (Children’s Rescue)[2]	7.625		05/01/2018	750,255
905,000	NYS HFA (Friendship)	5.100		08/15/2041	905,643
1,065,000	NYS HFA (Golden Age Apartments)	5.000		02/15/2037	1,068,653
150,000	NYS HFA (Highland Avenue Senior Apartments)	5.000		02/15/2039	151,650
120,000	NYS HFA (Horizons at Wawayanda)	5.150		11/01/2040	122,767
1,255,000	NYS HFA (Multifamily Hsg.)	6.400		11/15/2027	1,257,899
2,080,000	NYS HFA (Multifamily Hsg.)	5.375		02/15/2035	2,082,142
1,710,000	NYS HFA (Multifamily Hsg.)	5.650		02/15/2034	1,712,223
270,000	NYS LGSC (SCSB)	7.375		12/15/2016	271,129
755,000	NYS LGSC (SCSB)	7.750		12/15/2021	756,170
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000		11/15/2031	1,135,050
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	23,201,400
7,000,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.250		10/01/2035	8,293,250
7,650,000	NYS Thruway Authority	5.000		01/01/2032	8,681,679
25,000,000	NYS Thruway Authority	5.000		01/01/2028	28,650,750
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund	5.000		04/01/2029	2,304,200
10,015,000	NYS UDC (State Personal Income Tax Authority)	5.000		03/15/2043	11,269,779
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	5.000		09/15/2035	830,133
50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	4.625		09/15/2030	50,003
1,185,000	Onondaga County, NY IDA (Free Library)	5.125		03/01/2030	1,232,756
1,115,000	Onondaga County, NY IDA (Free Library)	5.125		03/01/2037	1,154,549
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000		07/01/2032	1,073,900
3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)	5.250		12/01/2041	3,847,397
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.375		07/01/2040	2,148,260
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000		07/01/2042	1,502,660
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	6,353,611
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	2,239,179
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2021	1,719,202

11 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$10,065,000	Port Authority NY/NJ (Continental Airlines)	9.125%		12/01/2015	$10,219,598
345,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500		12/01/2028	348,426
16,615,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	16,699,903
32,175,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	32,270,882
28,800,000	Port Authority NY/NJ (KIAC)[2]	6.750		10/01/2019	28,796,832
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500		09/01/2029	27,323,902
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000		10/01/2030	48,861,972
3,000,000	Port Authority NY/NJ, 143rd Series	5.000		10/01/2030	3,059,610
35,000	Port Authority NY/NJ, 143rd Series	5.000		04/01/2036	35,579
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750		12/01/2027	27,167,855
10,000	Port Authority NY/NJ, 146th Series	4.750		12/01/2027	10,413
10,000	Port Authority NY/NJ, 146th Series	4.500		12/01/2034	10,224
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000		10/15/2027	18,726,952
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000		10/15/2032	20,873,400
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750		10/15/2028	13,628,314
72,000,000	Port Authority NY/NJ, 151st Series	5.750		03/15/2035	78,633,360
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000		09/15/2028	16,780,200
10,000,000	Port Authority NY/NJ, 151st Series[4]	5.750		03/15/2035	10,921,294
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250		11/01/2035	110,454,952
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750		11/01/2030	24,771,825
1,200,000	Port Authority NY/NJ, 152nd Series	5.750		11/01/2030	1,321,164
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000		10/15/2031	17,431,749
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000		07/15/2039	23,019,996
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250		07/15/2036	16,936,950
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000		01/15/2041	23,737,843
2,720,000	Port Authority NY/NJ, 169th Series	5.000		10/15/2036	3,009,027
400,000	Port Authority NY/NJ, 172nd Series	5.000		10/01/2034	442,712
11,000,000	Port Authority NY/NJ, 184th Series	5.000		09/01/2032	12,841,400
9,170,000	Port Authority NY/NJ, 186th Series	5.000		10/15/2034	10,280,946
8,340,000	Port Authority NY/NJ, 186th Series	5.000		10/15/2033	9,384,919
13,715,000	Port Authority NY/NJ, Series 2014-XF0001[4]	5.250		05/01/2038	14,860,551
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)	6.000		08/01/2032	2,760,124
2,525,000	Ramapo, NY Local Devel. Corp.	5.000		03/15/2033	2,768,233
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375		12/01/2036	1,502,055
165,000	Rensselaer County, NY IDA (Rensselaer Polytechnic Institute)	5.000		03/01/2036	167,412
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	7,300,365
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	6,385,319
4,820,000	Rensselaer, NY City School District COP	5.000		06/01/2036	4,853,162
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900		07/01/2021	1,197,940
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[1]	08/15/2060	1,773,900

12 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	% [1]	08/15/2045	$1,108,500
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	9,225,461
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750		08/15/2043	13,095,655
25,000	Sanford Town, NY GO	5.250		04/15/2020	25,362
25,000	Sanford Town, NY GO	5.250		04/15/2019	25,370
25,000	Sanford Town, NY GO	5.250		04/15/2018	25,411
30,000	Sanford Town, NY GO	5.250		04/15/2023	30,359
30,000	Sanford Town, NY GO	5.250		04/15/2022	30,380
30,000	Sanford Town, NY GO	5.250		04/15/2021	30,407
20,000	Sanford Town, NY GO	5.250		04/15/2016	20,422
55,000	Sanford Town, NY GO	5.250		04/15/2034	55,508
50,000	Sanford Town, NY GO	5.250		04/15/2033	50,459
25,000	Sanford Town, NY GO	5.250		04/15/2017	25,465
60,000	Sanford Town, NY GO	5.250		04/15/2036	60,554
60,000	Sanford Town, NY GO	5.250		04/15/2035	60,554
40,000	Sanford Town, NY GO	5.250		04/15/2027	40,410
40,000	Sanford Town, NY GO	5.250		04/15/2028	40,399
35,000	Sanford Town, NY GO	5.250		04/15/2026	35,364
30,000	Sanford Town, NY GO	5.250		04/15/2024	30,347
35,000	Sanford Town, NY GO	5.250		04/15/2025	35,390
40,000	Sanford Town, NY GO	5.250		04/15/2029	40,382
50,000	Sanford Town, NY GO	5.250		04/15/2032	50,459
45,000	Sanford Town, NY GO	5.250		04/15/2031	45,413
45,000	Sanford Town, NY GO	5.250		04/15/2030	45,418
8,370,000	SONYMA, Series 140[4]	4.750		10/01/2037	8,389,156
6,710,000	SONYMA, Series 143[4]	4.900		10/01/2037	6,937,745
1,510,000	St. Lawrence County, NY IDA (Clarkson University)	5.000		09/01/2041	1,653,707
520,000	St. Lawrence County, NY IDA (Clarkson University)	6.000		09/01/2034	613,907
4,775,000	St. Lawrence County, NY IDA (Clarkson University)	5.375		09/01/2041	5,318,634
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250		12/01/2029	4,049,524
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2030	1,456,422
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2031	1,537,017
25,075,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)	5.000		07/01/2028	27,677,785
1,005,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750		06/01/2027	1,029,683
4,215,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	4,444,127
450,000	Suffolk County, NY IDA (ACLD)	6.000		12/01/2019	455,207
1,255,000	Suffolk County, NY IDA (ALIA-ACLD)[2]	5.950		10/01/2021	1,278,155
115,000	Suffolk County, NY IDA (ALIA-ADD)	7.125		06/01/2017	115,291
845,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	857,886

13 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,715,000	Suffolk County, NY IDA (ALIA-DDI)[2]	5.950%		10/01/2021	$1,746,642
490,000	Suffolk County, NY IDA (ALIA-FREE)[2]	5.950		10/01/2021	499,041
330,000	Suffolk County, NY IDA (ALIA-IGHL)[2]	6.000		10/01/2031	336,250
350,000	Suffolk County, NY IDA (ALIA-IGHL)[2]	5.950		10/01/2021	356,458
520,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		11/01/2022	530,400
425,000	Suffolk County, NY IDA (ALIA-NYS ARC)[2]	5.950		11/01/2022	433,500
1,165,000	Suffolk County, NY IDA (ALIA-UCPAGS)[2]	5.950		10/01/2021	1,186,494
410,000	Suffolk County, NY IDA (ALIA-WORCA)[2]	5.950		11/01/2022	418,200
75,000	Suffolk County, NY IDA (DDI)	6.000		12/01/2019	75,868
165,000	Suffolk County, NY IDA (DDI)[2]	6.000		10/01/2020	166,901
155,000	Suffolk County, NY IDA (DDI)[2]	6.000		10/01/2020	156,786
130,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	109,600
1,545,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650		11/01/2017	1,548,414
530,000	Suffolk County, NY IDA (Independent Group Home Living)[2]	6.000		10/01/2020	536,106
130,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		12/01/2019	131,504
7,410,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375		01/01/2039	7,485,508
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	1,883,892
745,000	Suffolk County, NY IDA (New York Institute of Technology)	5.000		03/01/2026	758,075
22,690,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	22,692,723
185,000	Suffolk County, NY IDA (Suffolk Hotels)[2]	6.000		10/01/2020	187,131
910,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	920,529
3,095,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,166,433
510,000	Suffolk County, NY IDA (WORCA)[2]	6.000		10/01/2020	515,875
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625	[5]	06/01/2044	119,681,516
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[1]	06/01/2048	7,641,249
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	9,942,710
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	27,036,579
203,935,000	Syracuse, NY IDA (Carousel Center)	5.000		01/01/2036	206,851,271
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)	5.375		01/01/2023	1,001,370
2,755,000	Syracuse, NY IDA (James Square)	7.197	[1]	08/01/2025	1,439,157
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2032	2,563,589
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	1,776,500
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	25,281,437
185,000	Ulster County, NY Res Rec	5.000		03/01/2020	187,446
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.000		06/01/2040	3,179,809
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.450	[5]	06/01/2040	3,034,930

14 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,590,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250	% [5]	06/01/2025	$1,590,048
6,245,000	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2030	6,770,891
687,344	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2044	755,693
1,700,000	Westchester County, NY Healthcare Corp., Series B	5.125		11/01/2041	1,832,328
1,140,000	Westchester County, NY IDA (Clearview School)	7.250		01/01/2035	1,151,468
1,055,000	Westchester County, NY IDA (Guiding Eyes for the Blind)	5.375		08/01/2024	1,067,576
270,000	Westchester County, NY IDA (JDAM)	6.750		04/01/2016	273,497
3,400,000	Westchester County, NY IDA (Lawrence Hospital)	5.000		01/01/2028	3,408,840
300,000	Westchester County, NY IDA (Lawrence Hospital)	5.125		01/01/2018	301,170
1,400,000	Westchester County, NY IDA (Schnurmacher Center)[2]	6.500		11/01/2033	1,430,450
1,500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)	5.000		06/01/2030	1,522,410
1,105,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125		06/01/2045	1,079,872
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125		06/01/2038	58,263,678
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2026	4,502,115
2,390,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625		11/01/2019	2,381,014
1,370,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500		11/01/2030	1,320,721
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2041	1,184,673
1,215,000	Yonkers, NY Parking Authority	6.000		06/15/2024	1,144,907
435,000	Yonkers, NY Parking Authority	6.000		06/15/2018	435,574
					4,525,697,525

U.S. Possessions—26.2%
825,000	Guam Education Financing Foundation COP	5.000		10/01/2023	841,384
3,600,000	Guam Government Business Privilege	5.000		01/01/2031	3,962,268
6,000,000	Guam Government Business Privilege	5.000		01/01/2032	6,582,420
345,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	378,144
1,560,000	Guam Power Authority, Series A	5.000		10/01/2024	1,849,832
1,230,000	Guam Power Authority, Series A	5.000		10/01/2023	1,464,475
2,790,000	Guam Power Authority, Series A	5.000		10/01/2030	3,236,512
1,520,000	Northern Mariana Islands Commonwealth, Series A2	5.000		10/01/2022	1,476,148
28,525,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2030	24,869,806
7,120,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	6,364,853
13,830,000	Northern Mariana Islands Ports Authority, Series A	6.600		03/15/2028	13,846,873
52,635,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	36,616,590
49,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2047	44,715,440
55,825,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[5]	07/01/2024	40,420,091
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,098,290

15 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000%		07/01/2033	$1,339,240
15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	10,563,256
80,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	56,503,440
10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2024	7,043,500
56,685,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	56,683,866
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[1]	05/15/2057	64,976,985
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[1]	05/15/2057	29,375,808
68,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.667	[1]	05/15/2050	5,862,915
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[1]	05/15/2055	21,143,100
2,700,000	Puerto Rico Commonwealth GO	6.000		07/01/2035	1,793,070
30,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	19,774,200
5,675,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	3,768,881
1,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	681,350
3,670,000	Puerto Rico Commonwealth GO	6.000		07/01/2040	2,400,767
1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	676,270
7,850,000	Puerto Rico Commonwealth GO	5.500		07/01/2029	5,715,585
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,381,900
3,205,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	2,120,332
13,300,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	8,732,248
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2033	1,305,800
2,920,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	1,931,609
2,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	1,644,600
4,965,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	3,235,790
3,315,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	2,301,273
14,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2031	9,556,370
10,230,000	Puerto Rico Commonwealth GO	5.250		07/01/2034	6,704,742
770,000	Puerto Rico Commonwealth GO	5.875		07/01/2036	508,462
5,050,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	3,378,702
390,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	255,590
5,000,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	3,295,500
2,200,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	1,476,860
76,300,000	Puerto Rico Commonwealth GO	5.500		07/01/2032	50,474,739
1,270,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	1,274,674
3,620,000	Puerto Rico Electric Power Authority, Series A10	7.000		07/01/2033	2,353,652
2,000,000	Puerto Rico Electric Power Authority, Series A10	5.000		07/01/2029	1,300,780
23,480,000	Puerto Rico Electric Power Authority, Series A10	7.000		07/01/2043	15,267,400
18,990,000	Puerto Rico Electric Power Authority, Series A10	6.750		07/01/2036	12,348,437
1,095,000	Puerto Rico Electric Power Authority, Series A10	5.000		07/01/2042	712,516
10,105,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250		07/01/2029	6,571,787
9,625,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250		07/01/2031	6,260,196
9,000,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250		07/01/2022	5,851,170
1,430,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250		07/01/2027	929,886
20,170,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.250		07/01/2027	13,115,946
13,295,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.250		07/01/2028	8,646,004

16 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$510,000	Puerto Rico Electric Power Authority, Series RR	5.000%		07/01/2024	$491,574
6,885,000	Puerto Rico Electric Power Authority, Series TT10	5.000		07/01/2037	4,479,725
6,320,000	Puerto Rico Electric Power Authority, Series TT10	5.000		07/01/2032	4,110,844
33,350,000	Puerto Rico Electric Power Authority, Series WW10	5.500		07/01/2038	21,694,508
3,700,000	Puerto Rico Electric Power Authority, Series WW10	5.000		07/01/2028	2,406,184
7,000,000	Puerto Rico Electric Power Authority, Series XX10	5.250		07/01/2040	4,554,340
7,590,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250		07/01/2025	4,935,018
10,000,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250		07/01/2024	6,501,700
270,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2020	100,891
4,000,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2029	3,648,000
4,945,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,383,814
4,845,000	Puerto Rico Highway & Transportation Authority	5.250		07/01/2030	4,228,716
9,515,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	3,435,962
8,980,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	3,241,062
1,840,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	663,780
1,120,000	Puerto Rico Highway & Transportation Authority, Series H	5.450		07/01/2035	404,074
1,145,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2030	413,356
6,500,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2027	2,347,670
915,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2030	544,956
2,600,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2023	2,555,176
10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	10,774
78,610,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	28,356,985
57,615,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	33,803,297
3,190,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2032	2,946,986
5,000,000	Puerto Rico Infrastructure	6.000		12/15/2026	2,549,600
142,985,000	Puerto Rico Infrastructure	5.000		07/01/2041	36,784,321
675,000	Puerto Rico Infrastructure	5.000		07/01/2037	174,717
65,725,000	Puerto Rico Infrastructure	5.730	[1]	07/01/2045	7,051,635
1,295,000	Puerto Rico Infrastructure	5.500		07/01/2026	1,165,617
17,490,000	Puerto Rico Infrastructure	5.000		07/01/2037	4,207,045
25,255,000	Puerto Rico Infrastructure	5.000		07/01/2031	6,081,657
15,000,000	Puerto Rico Infrastructure	5.500		07/01/2027	13,353,750
41,740,000	Puerto Rico Infrastructure	5.000		07/01/2046	10,035,131
16,955,000	Puerto Rico Infrastructure	5.650	[1]	07/01/2029	5,881,181
25,000,000	Puerto Rico Infrastructure	5.800	[1]	07/01/2032	5,415,500
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	758,671
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.500		12/01/2031	5,653,314
1,105,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		12/01/2021	1,058,391

17 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000%		03/01/2036	$5,183,994
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	1,182,749
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	1,021,080
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	748,772
3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	3,113,671
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.250		07/01/2026	5,032,100
650,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	594,919
4,865,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700		05/01/2024	4,762,397
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	2,708,790
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	146,798
5,490,000	Puerto Rico ITEMECF (University Plaza)	5.000		07/01/2033	4,936,388
4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	1,908,426
9,450,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	5,638,248
31,050,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	18,887,404
2,110,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	1,258,889
90,355,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	52,559,503
1,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2021	1,005,765
7,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	4,793,475
850,000	Puerto Rico Public Buildings Authority	5.500		07/01/2037	506,081
18,585,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	11,105,467
7,500,000	Puerto Rico Public Buildings Authority	5.000		07/01/2037	4,353,225
121,570,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	72,081,284
7,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	4,854,750
8,000,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	5,184,480
11,810,000	Puerto Rico Public Finance Corp., Series B11	5.500		08/01/2031	1,948,650
296,445,000	Puerto Rico Sales Tax Financing Corp.	5.250		08/01/2057	184,341,359
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	1,388,374
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	627,201
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	3,493,033
75,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	31,565
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[1]	08/01/2034	1,866,146
129,035,000	Puerto Rico Sales Tax Financing Corp., Series A	6.569	[1]	08/01/2043	22,192,730
16,265,000	Puerto Rico Sales Tax Financing Corp., Series A	6.660	[1]	08/01/2041	3,174,440
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[1]	08/01/2042	5,496,300
154,690,000	Puerto Rico Sales Tax Financing Corp., Series A	6.905	[1]	08/01/2054	10,551,405
9,370,000	Puerto Rico Sales Tax Financing Corp., Series A	6.720	[1]	08/01/2045	1,449,071
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	4,209,000
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	613,771
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	4,202,786
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[5]	08/01/2032	15,831,812
250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	105,823
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	1,683,600
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	60,651,064
4,525,000	University of Puerto Rico	5.000		06/01/2026	1,998,150
7,280,000	University of Puerto Rico, Series P	5.000		06/01/2030	3,194,828
24,375,000	University of Puerto Rico, Series Q	5.000		06/01/2030	10,696,969
67,190,000	University of Puerto Rico, Series Q	5.000		06/01/2036	29,307,606

18 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$ 590,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.000%		10/01/2039	$643,265
10,680,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000		10/01/2029	12,219,949
1,555,000	V.I. Public Finance Authority, Series A	5.000		10/01/2032	1,714,994
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[1]	05/15/2035	1,553,556
					1,489,148,348
Total Municipal Bonds and Notes (Cost $7,226,280,505)					6,014,845,873
Shares
Common Stocks—0.1%
1,401	CMS Liquidating Trust[12,13] (Cost $4,483,200)				3,991,519
Total Investments, at Value (Cost $7,230,763,705)—106.0%					6,018,837,392
Net Other Assets (Liabilities)—(6.0)					(339,911,152)
Net Assets—100.0%					$5,678,926,240

Footnotes to Statement of Investments

1. Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 4 of the accompanying Notes.

7. Represents the current interest rate for the inverse floating rate security. See Note 4 of the accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

10. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

11. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

12. Non-income producing security.

13. Received as a result of a corporate action.

19 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
AFSFBM	Advocates for Services for the Blind Multihandicapped
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Austic Children
ERDA	Energy Research and Devel. Authority
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LGSC	Local Government Services Corp.
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
SANC	St. Anne’s Nursing Center
SAR	St. Anne’s Residence
SCSB	Schuyler Community Services Board
SCSMC	St. Catherine of Sienna Medical Center
SFTU	Services for the Underserved
SFUMP	Services for the Underserved—MR Programs
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SNP	Special Needs Program

20 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

SOCHOB	Sisters of Charity Hospital of Buffalo
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCP	United Creative Program
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UCPANYS	United Cerebral Palsy Associations of NYS
UCPHCAS	United Cerebral Palsy and Handicapped Children’s Association of Syracuse
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
V.I.	United States Virgin Islands
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

21 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a

22 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

23 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

24 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,525,697,503	$22	$4,525,697,525
U.S. Possessions	—	1,489,148,348	—	1,489,148,348
Common Stock	—	—	3,991,519	3,991,519

Total Assets	$—	$6,014,845,851	$3,991,541	$6,018,837,392

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$(22)	$22

Total Assets	$(22)	$22

* Transferred from Level 2 to Level 3 because of the lack of observable market data.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for

25 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the

26 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying

27 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $204,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $865,006,317 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $486,900,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$14,655,000	NY Austin Trust Various States Inverse Certificates	7.955%	11/1/39	$14,848,886
7,500,000	NY Liberty Devel. Corp. Tender Option Bond Series 2015-XF2153 Trust[3]	9.731	1/15/44	9,098,850
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.403	10/1/30	24,906,972
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.565	12/1/27	16,727,855
2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040 Trust[3]	18.467	10/1/34	3,978,600
5,000,000	NYC GO Tender Option Bond Series 2015-XF2103 Trust	19.642	3/1/21	7,703,400
1,225,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-2 Trust	9.581	11/1/27	1,310,995
1,500,000	NYC HDC, Series B-1 Tender Option Bond Series 2014-XF0008-3 Trust	9.687	11/1/32	1,556,940
4,180,000	NYC HDC, Series C Tender Option Bond Series 2014-XF0008-6 Trust	9.692	5/1/40	4,186,354
1,375,000	NYC HDC, Series C Tender Option Bond Series 2015-XF0008 Trust	9.434	11/1/26	1,378,877

28 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$710,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-2 Trust	20.565%	11/1/39	$891,306
2,730,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-3 Trust	21.153	11/1/46	3,417,414
775,000	NYC HDC, Series C-1 Tender Option Bond Series 2015-XF0009 Trust	20.299	11/1/34	1,069,198
4,015,000	NYC HDC, Series J-2-C Tender Option Bond Series 2014-XF0008-7 Trust	9.844	11/1/40	4,143,520
1,750,000	NYC HDC, Series K Tender Option Bond Series 2014-XF0008-4 Trust	9.434	11/1/37	1,752,555
2,340,000	NYC HDC, Series L Tender Option Bond Series 2014-XF0008-5 Trust	9.545	11/1/39	2,343,463
10,955,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) Tender Option Bond Series 2015-XF2133 Trust[3]	13.170	5/1/49	11,442,278
7,935,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF0238 Trust	20.411	6/15/43	13,384,520
5,395,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2141 Trust[3]	19.975	6/15/43	8,906,552
3,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2156 Trust[3]	19.479	7/15/37	6,141,450
6,250,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2157 Trust[3]	18.467	7/15/37	9,276,000
7,500,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2038 Trust[3]	9.518	5/1/34	9,602,550
10,170,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2039 Trust[3]	9.516	2/1/30	13,358,295
8,205,000	NYS DA (Memorial Sloan-Kettering) Tender Option Bond Series 2015-XF0006 Trust	10.457	7/1/35	8,862,138
5,265,000	NYS DA (Vassar College) Tender Option Bond Series 2015-XF0007 Trust	10.455	7/1/46	6,000,731
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042 Trust[3]	18.461	3/15/34	6,353,553
3,410,000	NYS HFA Tender Option Bond Series 2015-XF2134 Trust[3]	15.284	11/1/45	3,639,425
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender Option Bond Series 2015-XF2107 Trust	20.998	1/15/46	23,353,811
3,750,000	Port Authority NY/NJ Tender Option Bond Series 2015-XF2138 Trust[3]	22.424	9/15/28	5,530,200
4,895,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123 Trust[3]	16.752	10/15/27	5,831,952
3,580,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-2 Trust[3]	15.825	10/15/28	4,203,314
5,500,000	Port Authority NY/NJ, 11588th Series Tender Option Bond Series 2015-XF2123-3 Trust[3]	16.761	10/15/32	6,373,400
9,090,000	Port Authority NY/NJ, 11589th Series Tender Option Bond Series 2015-XF2124 Trust[3]	12.408	9/1/29	9,158,902
3,335,000	Port Authority NY/NJ, 151st Series Tender Option Bond Series 2015-XF0010 Trust	16.134	3/15/35	4,256,294
6,860,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0001 Trust	9.934	5/1/38	8,005,551

29 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$20,000,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0002 Trust	9.959%	11/1/35	$23,341,200
7,500,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0031 Trust	16.232	11/1/30	9,771,825
28,970,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF2106 Trust	10.609	11/1/35	34,143,752
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option Bond Series 2015-XF0237 Trust	18.391	7/15/39	7,829,996
10,755,000	Port Authority NY/NJ, 166th Series	9.400	1/15/41	12,977,843
7,500,000	Port Authority NY/NJ, 3249th Series Tender Option Bond Series 2015 XF-2025 Trust[3]	10.024	7/15/36	9,436,950
7,650,000	Port Authority NY/NJ, 3264th Series Tender Option Bond Series 2015 XF-2028 Trust[3]	9.518	10/15/31	9,781,749
4,210,000	SONYMA Tender Option Bond Series 2015-XF2136 Trust[3]	8.923	10/1/37	4,229,156
3,370,000	SONYMA Tender Option Bond Series 2015-XF2137 Trust[3]	9.237	10/1/37	3,597,745

				$378,106,317

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $486,900,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to

30 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$29,868,835

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$6,808,500
Market Value	$4,778,329
Market Value as % of Net Assets	0.08%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $122,040,093, representing 2.15% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

31 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,719,325,067 [1]

Gross unrealized appreciation	$239,152,617
Gross unrealized depreciation	(1,461,629,216)

Net unrealized depreciation	$(1,222,476,599)

32 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

1. The Federal tax cost of securities does not include cost of $521,988,924, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

33 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	11/17/2015